CONVERTIBLE NOTE PAYABLE (Narrative) (Details) - USD ($)				1 Months Ended		8 Months Ended	12 Months Ended
	Aug. 10, 2016	Jul. 05, 2016	Apr. 06, 2016	Mar. 31, 2016	Mar. 30, 2016	Oct. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Net cash proceeds received from initial borrowing								$ 316,478
Loss on origination of derivative liability								(1,894,258)
Components of convertible debt, net
Proceeds from debt, net							254,942	50,000
Advances from officers and directors							77,384	71,008
2015 Convertible Notes [Member]
Debt Instrument [Line Items]
Number of trading days immediately preceding the applicable conversion									180 days
Components of convertible debt, net
Holding rate of issued and outstanding common stock									9.99%
2015 Convertible Notes [Member] | Minimum [Member]
Components of convertible debt, net
Prepayment premiums									10.00%
Minimum default penalty amount, rate									25.00%
2015 Convertible Notes [Member] | Maximum [Member]
Components of convertible debt, net
Prepayment premiums									40.00%
Minimum default penalty amount, rate									50.00%
2016 Convertible Notes [Member]
Components of convertible debt, net
Interest expense							30,543	35,719
Aggregate fair value of the derivative liabilities								$ 557,000
Accured interest converted in common stock								497,296
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Expiration date	May 10, 2017
Components of convertible debt, net
Proceeds from debt, net	$ 125,000
Average closing price of common stock	$ 0.20
Conversions rate on issue and outstandng common stock	4.99%
Percentage of principal amount increase if company paid anytime	25.00%					25.00%
Convertible Notes Payable [Member] | Thereafter October 16, 2016 [Member]
Components of convertible debt, net
Percentage of principal amount increase if company paid anytime						30.00%
Debt Instrument Fair Value of Warrants Issued Recorded as Unamortized Discount
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Net cash proceeds received from initial borrowing	$ 125,000
Typenex Co Investment Llc [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument initial borrowing									$ 381,000
Components of convertible debt, net
Accrued interest payable							$ 0	$ 5,876
Tangiers Investment Group, LLC [Member] | Convertible Note [Member]
Components of convertible debt, net
Number of Common shares converted								2,843,698
JSJ Investments [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Components of convertible debt, net
Proceeds from debt, net	$ 125,000
Average closing price of common stock	$ 0.20
Conversions rate on issue and outstandng common stock	4.99%
Tangiers Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate								10.00%
Expiration date								Jul. 08, 2017
Components of convertible debt, net
Proceeds from debt, net								$ 35,000
SlainteVentures, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		12.00%
Components of convertible debt, net
Accrued interest payable			$ 102,000
Proceeds from debt, net		$ 50,000	75,000		$ 81,978
Advances from officers and directors			$ 52,500
SlainteVentures, LLC [Member] | Vis Vires Group, Inc. [Member]
Components of convertible debt, net
Minimum default penalty amount, rate								15.00%
Repayment of principal and accrued interest				$ 59,000
Average closing price of common stock								$ 0.45